ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

12.         ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Payroll and welfare benefit	6,868	7,063	3,203
Other taxes and surcharges payable (1)	9,153	8,313	7,931
Amounts payable to sales and marketing agents	31,499	27,744	25,909
Interest payables	2,869	2,971	6,080
Utility and property management payables	5,148	10,341	7,444
Construction payables	6,021	2,143	1,497
Payables of decoration services	1,091	890	1,096
Deposits for rental	1,890	2,386	2,708
Lease liability, current	1,925	1,833	1,228
Customers’ refundable fees	5,913	7,811	6,032
Others	2,022	2,320	3,730
	74,399	73,815	66,858

(1)	Other taxes and surcharges payable consist of VAT, cultural construction fee (“CCF”), city construction tax (“CCT”) and withholding individual income tax (“IIT”).